Lease Prepayments and Other Assets (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about lease prepayments and other assets [line items]
Non-current portion of catalyst	¥ 747,249	¥ 705,456
Lease prepayments and other assets [member]
Disclosure of information about lease prepayments and other assets [line items]
Reclassification of current portion of catalyst to prepayment	212,926	157,926
Non-current portion of catalyst	747,249	705,456	¥ 783,016
Amortisation charged in cost of sales	245,635	244,157	¥ 322,647
Catalyst [member]
Disclosure of information about lease prepayments and other assets [line items]
Reclassification of current portion of catalyst to prepayment	212,926	157,926
Non-current portion of catalyst	¥ 338,837	¥ 287,423